Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 6,819,351	$ 3,875,548
Less: allowance for doubtful accounts	(3,785,151)
Accounts receivable, net	$ 3,034,200	$ 3,875,548